American Century Investments®
Quarterly Portfolio Holdings
VP Disciplined Core Value Fund
March 31, 2023

VP Disciplined Core Value - Schedule of Investments
MARCH 31, 2023 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 3.5%
Lockheed Martin Corp.	7,810	3,692,021
Parsons Corp.(1)	63,337	2,833,698
Textron, Inc.	78,740	5,561,406
		12,087,125
Air Freight and Logistics — 1.1%
FedEx Corp.	13,242	3,025,664
United Parcel Service, Inc., Class B	4,529	878,581
		3,904,245
Automobile Components — 0.7%
BorgWarner, Inc.	46,329	2,275,217
Banks — 5.4%
Bank of America Corp.	108,811	3,111,995
JPMorgan Chase & Co.	67,036	8,735,461
M&T Bank Corp.	10,614	1,269,116
PNC Financial Services Group, Inc.	3,983	506,239
Truist Financial Corp.	71,111	2,424,885
U.S. Bancorp	19,632	707,734
Wells Fargo & Co.	51,576	1,927,911
		18,683,341
Beverages — 0.4%
PepsiCo, Inc.	7,602	1,385,845
Biotechnology — 8.3%
AbbVie, Inc.	29,293	4,668,425
Amgen, Inc.	18,138	4,384,862
Exelixis, Inc.(1)	146,096	2,835,723
Gilead Sciences, Inc.	68,598	5,691,576
Incyte Corp.(1)	31,381	2,267,905
Regeneron Pharmaceuticals, Inc.(1)	3,073	2,524,992
United Therapeutics Corp.(1)	11,095	2,484,836
Vertex Pharmaceuticals, Inc.(1)	13,313	4,194,527
		29,052,846
Broadline Retail — 0.5%
Dillard's, Inc., Class A	4,288	1,319,332
Kohl's Corp.	20,115	473,507
		1,792,839
Building Products — 2.3%
Johnson Controls International PLC	29,304	1,764,687
Masco Corp.	60,715	3,018,750
Owens Corning	33,890	3,246,662
		8,030,099
Capital Markets — 6.6%
Affiliated Managers Group, Inc.	12,777	1,819,700
Ameriprise Financial, Inc.	4,927	1,510,126
Cboe Global Markets, Inc.	40,362	5,418,195
Charles Schwab Corp.	9,040	473,515
Evercore, Inc., Class A	10,395	1,199,375
Interactive Brokers Group, Inc., Class A	21,503	1,775,288
LPL Financial Holdings, Inc.	9,366	1,895,678

Morgan Stanley	32,242	2,830,848
Raymond James Financial, Inc.	18,596	1,734,449
SEI Investments Co.	69,270	3,986,489
T. Rowe Price Group, Inc.	4,726	533,565
		23,177,228
Chemicals — 4.3%
Albemarle Corp.	3,968	877,087
CF Industries Holdings, Inc.	8,130	589,344
Dow, Inc.	77,843	4,267,353
Huntsman Corp.	56,732	1,552,188
LyondellBasell Industries NV, Class A	38,634	3,627,346
Olin Corp.	33,294	1,847,817
Westlake Corp.	18,126	2,102,253
		14,863,388
Communications Equipment — 0.9%
Cisco Systems, Inc.	11,112	580,880
Juniper Networks, Inc.	73,267	2,521,850
		3,102,730
Consumer Finance — 0.2%
American Express Co.	5,178	854,111
Consumer Staples Distribution & Retail — 2.7%
Costco Wholesale Corp.	4,709	2,339,761
Target Corp.	1,115	184,677
US Foods Holding Corp.(1)	41,444	1,530,941
Walmart, Inc.	36,017	5,310,707
		9,366,086
Containers and Packaging — 0.3%
Packaging Corp. of America	7,523	1,044,418
Distributors — 1.1%
LKQ Corp.	69,385	3,938,293
Diversified Consumer Services — 0.3%
H&R Block, Inc.	30,600	1,078,650
Electrical Equipment — 0.8%
Encore Wire Corp.	3,969	735,575
Hubbell, Inc.	5,283	1,285,407
nVent Electric PLC	20,614	885,165
		2,906,147
Electronic Equipment, Instruments and Components — 0.8%
Sanmina Corp.(1)	17,998	1,097,698
Vishay Intertechnology, Inc.	81,244	1,837,739
		2,935,437
Entertainment — 1.2%
Electronic Arts, Inc.	35,864	4,319,819
Financial Services — 1.8%
Berkshire Hathaway, Inc., Class B(1)	12,577	3,883,400
Block, Inc.(1)	21,095	1,448,172
Euronet Worldwide, Inc.(1)	7,593	849,657
		6,181,229
Food Products — 2.4%
Archer-Daniels-Midland Co.	63,012	5,019,536
Cal-Maine Foods, Inc.	23,762	1,446,868
Conagra Brands, Inc.	37,686	1,415,486
Flowers Foods, Inc.	21,866	599,347
		8,481,237

Gas Utilities — 1.2%
Atmos Energy Corp.	19,802	2,224,953
ONE Gas, Inc.	6,598	522,759
UGI Corp.	37,766	1,312,746
		4,060,458
Ground Transportation — 1.1%
Knight-Swift Transportation Holdings, Inc.	16,685	944,037
Schneider National, Inc., Class B	104,809	2,803,641
		3,747,678
Health Care Equipment and Supplies — 1.5%
DENTSPLY SIRONA, Inc.	52,087	2,045,977
Hologic, Inc.(1)	39,503	3,187,892
		5,233,869
Health Care Providers and Services — 4.7%
Cigna Group	9,497	2,426,768
CVS Health Corp.	70,934	5,271,106
Elevance Health, Inc.	7,144	3,284,883
Henry Schein, Inc.(1)	9,461	771,450
McKesson Corp.	13,383	4,765,017
		16,519,224
Hotel & Resort REITs — 0.6%
Host Hotels & Resorts, Inc.	134,358	2,215,563
Hotels, Restaurants and Leisure — 1.7%
Boyd Gaming Corp.	50,401	3,231,712
Expedia Group, Inc.(1)	27,095	2,629,028
		5,860,740
Household Products — 1.5%
Colgate-Palmolive Co.	43,824	3,293,374
Kimberly-Clark Corp.	13,282	1,782,710
		5,076,084
Independent Power and Renewable Electricity Producers — 0.8%
AES Corp.	30,023	722,954
Vistra Corp.	83,304	1,999,296
		2,722,250
Insurance — 3.4%
Allstate Corp.	19,811	2,195,257
Everest Re Group Ltd.	7,773	2,782,889
Fidelity National Financial, Inc.	45,605	1,592,983
Marsh & McLennan Cos., Inc.	16,447	2,739,248
Progressive Corp.	18,270	2,613,706
		11,924,083
Interactive Media and Services — 1.3%
Alphabet, Inc., Class A(1)	9,011	934,711
Meta Platforms, Inc., Class A(1)	16,532	3,503,792
		4,438,503
IT Services — 1.9%
Amdocs Ltd.	24,737	2,375,494
Cognizant Technology Solutions Corp., Class A	50,222	3,060,026
International Business Machines Corp.	4,942	647,847
Twilio, Inc., Class A(1)	8,371	557,760
		6,641,127
Life Sciences Tools and Services — 1.3%
Bio-Rad Laboratories, Inc., Class A(1)	6,098	2,921,064
Danaher Corp.	3,460	872,058
Waters Corp.(1)	2,836	878,111
		4,671,233

Machinery — 3.8%
AGCO Corp.	18,239	2,465,913
Cummins, Inc.	16,375	3,911,660
Oshkosh Corp.	25,044	2,083,160
Parker-Hannifin Corp.	4,794	1,611,311
Snap-on, Inc.	13,096	3,233,271
		13,305,315
Media — 2.3%
Comcast Corp., Class A	87,106	3,302,188
Fox Corp., Class A	46,427	1,580,839
Interpublic Group of Cos., Inc.	19,066	710,018
News Corp., Class A	80,939	1,397,817
TEGNA, Inc.	52,200	882,702
		7,873,564
Metals and Mining — 1.6%
Nucor Corp.	35,991	5,559,530
Oil, Gas and Consumable Fuels — 7.6%
APA Corp.	46,871	1,690,168
Cheniere Energy, Inc.	21,776	3,431,898
Chord Energy Corp.	4,030	542,438
CNX Resources Corp.(1)	30,471	488,145
Exxon Mobil Corp.	110,772	12,147,258
Marathon Petroleum Corp.	36,937	4,980,216
Phillips 66	26,064	2,642,368
Valero Energy Corp.	3,800	530,480
		26,452,971
Personal Care Products — 0.2%
Coty, Inc., Class A(1)	53,818	649,045
Pharmaceuticals — 2.7%
Bristol-Myers Squibb Co.	83,961	5,819,337
Johnson & Johnson	13,182	2,043,210
Merck & Co., Inc.	13,128	1,396,688
Viatris, Inc.	33,721	324,396
		9,583,631
Professional Services — 2.8%
CACI International, Inc., Class A(1)	17,319	5,131,273
Concentrix Corp.	794	96,511
Leidos Holdings, Inc.	30,452	2,803,411
ManpowerGroup, Inc.	22,280	1,838,769
		9,869,964
Real Estate Management and Development — 1.8%
CBRE Group, Inc., Class A(1)	54,199	3,946,229
Jones Lang LaSalle, Inc.(1)	15,604	2,270,226
		6,216,455
Semiconductors and Semiconductor Equipment — 3.1%
Amkor Technology, Inc.	62,011	1,613,526
Broadcom, Inc.	4,833	3,100,563
KLA Corp.	7,048	2,813,350
Marvell Technology, Inc.	21,211	918,437
Micron Technology, Inc.	3,606	217,586
NXP Semiconductors NV	8,135	1,516,974
Texas Instruments, Inc.	2,814	523,432
		10,703,868

Software — 2.7%
Adobe, Inc.(1)	3,974	1,531,460
Aspen Technology, Inc.(1)	5,741	1,313,943
Dropbox, Inc., Class A(1)	42,634	921,747
Microsoft Corp.	7,979	2,300,346
Synopsys, Inc.(1)	4,926	1,902,667
Zoom Video Communications, Inc., Class A(1)	18,720	1,382,285
		9,352,448
Specialty Retail — 2.3%
Asbury Automotive Group, Inc.(1)	6,189	1,299,690
AutoNation, Inc.(1)	23,337	3,135,559
Lithia Motors, Inc.	3,969	908,623
Penske Automotive Group, Inc.	8,711	1,235,307
Williams-Sonoma, Inc.	12,313	1,498,000
		8,077,179
Technology Hardware, Storage and Peripherals — 0.8%
Hewlett Packard Enterprise Co.	173,739	2,767,662
Textiles, Apparel and Luxury Goods — 0.8%
PVH Corp.	7,407	660,408
Tapestry, Inc.	46,900	2,021,859
		2,682,267
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc.(1)	3,124	452,480
TOTAL COMMON STOCKS (Cost $320,152,870)		346,117,521
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,304	1,304
Repurchase Agreements — 1.0%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 8/15/40 - 5/15/49, valued at $942,876), in a joint trading account at 4.67%, dated 3/31/23, due 4/3/23 (Delivery value $909,788)		909,434
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 3/31/28, valued at $2,682,651), at 4.81%, dated 3/31/23, due 4/3/23 (Delivery value $2,631,054)		2,630,000
		3,539,434
TOTAL SHORT-TERM INVESTMENTS (Cost $3,540,738)		3,540,738
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $323,693,608)		349,658,259
OTHER ASSETS AND LIABILITIES — (0.2)%		(589,413)
TOTAL NET ASSETS — 100.0%		$349,068,846

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$346,117,521	—	—
Short-Term Investments	1,304	$3,539,434	—
	$346,118,825	$3,539,434	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.